NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Convertible debentures	$ 1,559,922
Less: Debt discount	(845,730)
Carrying value	714,192
Less: Current portion	(714,192)
Convertible debentures - long-term	0
Third Quarter 2015
Convertible debentures	0	$ 1,457,500
Less: Debt discount	0	(1,050,041)
Carrying value	0	407,459
Less: Current portion	0	(407,459)
Convertible debentures - long-term	$ 0	$ 0